PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4:	PROPERTY AND EQUIPMENT

	December 31,
	2014	2015
Cost:

Computers and peripheral equipment	$6,576	$7,291
Office furniture and equipment	781	917
Leasehold improvements	87	109

	7,444	8,317
Accumulated depreciation:

Computers and peripheral equipment	5,565	6,055
Office furniture and equipment	627	740
Leasehold improvement	72	78

	6,264	6,873

Depreciated cost	$1,180	$1,444

Depreciation expenses amounted to $ 198, $ 277 and $ 641 for the years ended December 31, 2013, 2014 and 2015, respectively.

As to charges, see Note 8b.